STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

October 24, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Karen L. Rossotto

Re:	BNY Mellon Funds Trust (the "Trust")
Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
(Registration Nos: 811-09903; 333-34844)

Ladies and Gentlemen:

On behalf of the above-referenced Trust, transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 52 (the "Amendment") to the Trust's Registration Statement on Form N-1A (the "Registration Statement"). The prospectuses and statement of additional information included in the Amendment are marked to show changes from those included in Post-Effective Amendment No. 50 to the Trust's Registration Statement, which was filed on December 27, 2013.

Specific changes being effected in the Amendment include: (i) the inclusion of additional underlying funds as investment options for BNY Mellon Asset Allocation Fund and a change in the benchmark index for that fund (see prospectus supplements filed pursuant to Rule 497 under the Securities Act on March 13, 2014 and June 11, 2014, respectively), (ii) changes to the investment strategies, policies and restrictions; benchmark index; and portfolio managers of BNY Mellon Small/Mid Cap Multi-Strategy Fund (formerly, BNY Mellon Small/Mid Cap Fund) (see prospectus supplement filed pursuant to Rule 497 under the Securities Act on March 17, 2014), (iii) changes to the definition of small cap and mid cap companies with respect to BNY Mellon Small/Mid Cap Strategy Fund (see prospectus supplement filed pursuant to Rule 497 under the Securities Act on June 11, 2014), (iv) BNY Mellon Municipal Opportunities Fund closing to most new and existing investors (see prospectus supplement filed pursuant to Rule 497 under the Securities Act on June 11, 2014), and (v) certain minor changes to various risk factors.

Please contact the undersigned at 212.806.6658 or Janna Manes at 212.806.6141 if you have any questions.

Very truly yours,

/s/ Lisa Goldstein
Lisa Goldstein